SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Machinery and Equipment	¥ 2,565	¥ 2,565
Tools, Furniture, and Fixtures	68,256	49,845
Less: Accumulated depreciation	(49,241)	(32,602)
Property and equipment, net	¥ 21,580	¥ 19,808
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years